Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Lease Commitments - Future Minimum Payments [Abstract]
2016	$ 31,581
2017	26,486
2018	25,661
2019	13,711
2020	13,271
Thereafter	138,190
Total minimum annual payments under all noncancelable operating leases	$ 248,900